SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Tax-Managed Large Cap Fund

Supplement Dated April 30, 2009 to the
Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value and Tax-Managed Large Cap Funds.

Change in Sub-Adviser for the Large Cap Value Fund

In the sub-section entitled "Large Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Adviser for the Tax-Managed Large Cap Fund

In the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-564 (4/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund

Supplement Dated April 30, 2009 to the
Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Large Cap Value Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Large Cap Value Fund. In the sub-section entitled "Large Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-565 (4/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Tax-Managed Large Cap Fund

Supplement Dated April 30, 2009 to the
Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value and Tax-Managed Large Cap Funds.

Change in Sub-Adviser for the Large Cap Value Fund

In the sub-section entitled "Large Cap Value Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Value Fund.

Change in Sub-Adviser for the Tax-Managed Large Cap Fund

In the sub-section entitled "Tax-Managed Large Cap Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-566 (4/09)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated April 30, 2009 to the
Class Y Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

Change in Sub-Adviser for the Tax-Managed Large Cap Fund

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Tax-Managed Large Cap Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-572 (4/09)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Value Fund
Tax-Managed Large Cap Fund

Supplement Dated April 30, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Large Cap Value and Tax-Managed Large Cap Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Large Cap Value and Tax-Managed Large Cap Funds. In the sub-section entitled "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to AllianceBernstein L.P. is hereby deleted. In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the text relating to AllianceBernstein L.P. is hereby deleted.

There are no other changes in the portfolio management of the Large Cap Value or Tax-Managed Large Cap Fund.

PLEASE RETAIN THIS SUPPLENT FOR FUTURE REFERENCE

SEI-F-567 (4/09)